Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 23,799	$ 11,993
Land value	$ 361,193	$ 400,091